Accounting Changes and Future Application of Accounting Standards - Additional Information (Detail) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 USD ($)	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2009 Net Increase (Decrease) KRW
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 20,527,325	23,208,195,000	$ 18,175,652	20,549,390,000	17,964,143,000	17,121,542,000	(11,924,000)
Total Assets	238,840,074	270,032,589,000		254,909,916,000	260,973,133,000		4,019,736,000
Total Liabilities	$ 218,312,749	246,824,394,000		234,360,526,000			4,031,660,000